Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net (loss) earnings	$ (25,603)	$ 46,879	$ 52,501
Adjustments to reconcile net earnings to net cash provided by operating activities:
Net loss (earnings) from discontinued operations, net of tax	56,863	(12,105)	(15,418)
Depreciation and amortization	14,805	14,495	13,476
Stock compensation expense	4,577	4,356	4,470
Changes in current assets and liabilities	(19,031)	(3,451)	(5,596)
Effect of deferred taxes on tax provision	10,084	1,086	3,551
Change in acquisition earnout obligation	0	(4,459)	(7,595)
Pension contributions	(3,900)	(4,800)	(5,230)
Change in deferred revenue and costs, net	913	2,373	(300)
Other	(1,626)	1,694	2,007
Net cash provided by operating activities - continuing operations	37,082	46,068	41,866
Net cash provided by discontinued operations	10,069	7,096	32,750
Net cash provided by operating activities	47,151	53,164	74,616
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired	(19,452)	0	(3,732)
Change in restricted cash (acquisition escrow)	0	1,367	1,361
Capital expenditures	(13,862)	(10,799)	(11,315)
Additions to capitalized software	(8,408)	(5,344)	(5,492)
Net cash used by investing activities - continuing operations	(41,722)	(14,776)	(19,178)
Net cash used by investing activities - discontinued operations	(35,031)	(15,036)	(11,053)
Net cash used by investing activities	(76,753)	(29,812)	(30,231)
Cash flows from financing activities:
Proceeds from long-term debt	122,000	192,455	49,370
Principal payments on long-term debt	(65,000)	(202,455)	(78,370)
Dividends paid	(8,451)	(8,554)	(8,534)
Purchases of shares into treasury	(9,703)	(5,403)	0
Deferred financing costs	0	(1,937)	0
Proceeds from exercise of stock options	1,750	(184)	762
Other	998	801	370
Net cash provided (used) by financing activities	41,594	(25,277)	(36,402)
Effect of exchange rate changes on cash and cash equivalents	643	(2,018)	(333)
Net increase (decrease) in cash and cash equivalents	12,635	(3,943)	7,650
Cash and cash equivalents at beginning of year	30,215	34,158	26,508
Cash and cash equivalents at end of year	42,850	30,215	34,158
Changes in current assets and liabilities:
Accounts receivable, net	(6,377)	8,881	(14,078)
Costs and estimated earnings on long-term contracts, net	(6,150)	(1,593)	(231)
Inventories	(5,219)	(8,590)	(13,136)
Other assets	(2,513)	4,186	(1,159)
Accounts payable	3,120	(1,535)	325
Advance payments on long-term contracts, net	(4,157)	(1,967)	17,977
Accrued expenses	2,265	(2,833)	4,706
Changes in current assets and liabilities	(19,031)	(3,451)	(5,596)
Supplemental cash flow information:
Interest paid	2,573	1,588	1,959
Income taxes paid (including state & foreign)	$ 11,680	$ 16,544	$ 21,895